Leases - Summary of Detailed Information About Carrying Amounts of Right-of-use Assets Recognized and Movements During Year (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)		Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	¥ 302,013		$ 43,626	¥ 298,445	$ 43,110
Addition	90,042		13,007	55,348	7,995
Depreciation	(48,861)		(7,058)	(50,461)	(7,289)
Termination				(1,353)	(195)
Translation difference	40		5	34	5
Ending balance	343,234		$ 49,580	302,013	$ 43,626
Leasehold land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	237,066			248,437
Addition	35,210	[1]		0
Depreciation	(10,924)			(11,371)
Termination				0
Translation difference	0			0
Ending balance	261,352			237,066
Building and office space [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	63,700			48,786
Addition	54,645			55,196
Depreciation	(37,776)			(38,963)
Termination				(1,353)
Translation difference	40			34
Ending balance	80,609			63,700
Office Furniture, Fittings and Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	29			36
Addition	0			0
Depreciation	(15)			(7)
Termination				0
Translation difference	0			0
Ending balance	14			29
Motor vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,218			1,186
Addition	187			152
Depreciation	(146)			(120)
Termination				0
Translation difference	0			0
Ending balance	¥ 1,259			¥ 1,218

[1]	Included an amount of RMB 29.0 million (US$4.2 million) prepaid in 2024. 17. Leases (cont’d) Group as a lessee (cont’d)